Deferred tax - Dividend withholding tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Deferred tax
Dividend withholding tax rate	20.00%
Undistributed earnings at end of year subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	R 180,692	R 185,064
Maximum withholding tax payable by shareholders if distributed to individuals	R 36,138	R 37,013